Deferred Taxes (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deferred Taxes
Deferred taxes	€ 7,475	€ 7,794
Planning period	5 years